United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

_______________________Federated MDT Series____________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/10

Date of Reporting Period:  Quarter ended 4/30/10

Item 1.                      Schedule of Investments

Federated MDT All Cap Core Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.2%
		Aerospace & Defense – 0.1%
2,600		ITT Corp.	144,482
		Agricultural Chemicals – 0.2%
4,952		Bunge Ltd.	262,208
		Air Freight & Logistics – 0.1%
3,082		United Parcel Service, Inc.	213,090
		Airline — Regional – 0.4%
14,267	[1]	Alaska Air Group, Inc.	590,797
10,538		SkyWest, Inc.	157,859
		TOTAL	748,656
		Auto Original Equipment Manufacturers – 0.7%
4,139	[1]	AutoZone, Inc.	765,756
1,380		Eaton Corp.	106,481
9,300		Johnson Controls, Inc.	312,387
2,428	[1]	LKQ Corp.	51,134
		TOTAL	1,235,758
		Beer – 0.2%
6,855		Molson Coors Brewing Co., Class B	304,088
		Biotechnology – 0.6%
17,330	[1]	Amgen, Inc.	994,049
		Book Publishing – 0.0%
1,300		Scholastic Corp.	35,113
		Cable TV – 2.0%
89,789	[1]	DIRECTV Group, Inc., Class A	3,253,055
400	[1]	DISH Network Corp., Class A	8,860
		TOTAL	3,261,915
		Clothing Stores – 0.6%
9,216	[1]	Children's Place Retail Stores, Inc.	422,277
8,410	[1]	J. Crew Group, Inc.	390,813
4,600		Limited Brands, Inc.	123,280
		TOTAL	936,370
		Commodity Chemicals – 0.2%
1,881		Dow Chemical Co.	57,991
4,486		Du Pont (E.I.) de Nemours & Co.	178,722
1,400		PPG Industries, Inc.	98,518
		TOTAL	335,231
		Communications Equipment – 0.2%
6,156		Harris Corp.	316,911
		Computer Peripherals – 0.0%
1,261	[1]	Western Digital Corp.	51,815
		Computer Services – 0.4%
6,583	[1]	Fiserv, Inc.	336,326
11,134	[1]	Synnex Corp.	305,294
		TOTAL	641,620
		Computer Stores – 0.8%
48,149	[1]	Ingram Micro, Inc., Class A	874,386
1

Shares			Value
12,562	[1]	Tech Data Corp.	538,910
		TOTAL	1,413,296
		Computers — High End – 4.7%
60,390		IBM Corp.	7,790,310
		Computers — Midrange – 0.5%
16,377		Hewlett-Packard Co.	851,113
		Construction Machinery – 0.0%
1,398		Joy Global, Inc.	79,420
		Containers & Packaging – 0.0%
3,222	[1]	Pactiv Corp.	81,871
		Crude Oil & Gas Production – 6.1%
42,160		Apache Corp.	4,290,202
245,702		Chesapeake Energy Corp.	5,847,707
		TOTAL	10,137,909
		Defense Electronics – 1.9%
22,293		Northrop Grumman Corp.	1,512,134
28,674		Raytheon Co.	1,671,694
		TOTAL	3,183,828
		Department Stores – 0.9%
12,400	[1]	Sears Holdings Corp.	1,499,780
		Diversified Tobacco – 0.1%
4,700		Reynolds American, Inc.	251,074
		Electric & Electronic Original Equipment Manufacturers – 0.0%
1,500	[1]	General Cable Corp.	42,855
		Electric Utility – 5.8%
2,081		Ameren Corp.	54,023
51,132		CMS Energy Corp.	831,406
27,488		Constellation Energy Group, Inc.	971,701
4,198		DPL, Inc.	118,300
18,288		Edison International	628,558
10,079		Entergy Corp.	819,322
33,874		Exelon Corp.	1,476,568
3,011		ITC Holdings Corp.	168,104
1,152		Idacorp, Inc.	41,564
39,470		Public Service Enterprises Group, Inc.	1,268,171
61,599		Sempra Energy	3,029,439
7,768		UniSource Energy Corp.	258,830
3,700		Xcel Energy, Inc.	80,475
		TOTAL	9,746,461
		Electrical Equipment – 0.3%
4,815		Emerson Electric Co.	251,487
7,700	[1]	Thomas & Betts Corp.	322,938
		TOTAL	574,425
		Electronic Equipment Instruments & Components – 1.9%
166,121		Corning, Inc.	3,197,829
		Ethical Drugs – 1.0%
37,400		Eli Lilly & Co.	1,307,878
7,400	[1]	Valeant Pharmaceuticals International	333,000
		TOTAL	1,640,878
		Financial Services – 7.6%
121,094		Ameriprise Financial, Inc.	5,613,918
2

Shares			Value
1,700		Dun & Bradstreet Corp.	130,849
18,035		Mastercard, Inc.	4,473,401
253	[1]	Verifone Holdings, Inc.	4,815
27,832		Visa, Inc., Class A	2,511,281
		TOTAL	12,734,264
		Gas Distributor – 0.1%
2,200		Energen Corp.	107,514
		Generic Drugs – 0.1%
1,433		Perrigo Co.	87,456
		Greeting Cards – 0.2%
13,468		American Greetings Corp., Class A	330,774
		Grocery Chain – 0.5%
10,400		Kroger Co.	231,192
25,618		Safeway Inc.	604,585
		TOTAL	835,777
		Health Care Providers & Services – 2.9%
80,939	[1]	Medco Health Solutions, Inc.	4,768,926
		Home Health Care – 0.2%
2,167	[1]	Amedisys, Inc.	124,776
4,077	[1]	Gentiva Health Services, Inc.	116,928
3,200	[1]	Lincare Holdings, Inc.	149,408
		TOTAL	391,112
		Home Products – 0.7%
1,800	[1]	Energizer Holdings, Inc.	109,980
17,057		Kimberly-Clark Corp.	1,044,912
		TOTAL	1,154,892
		Hotels – 0.1%
4,400		Wyndham Worldwide Corp.	117,964
		Household Appliances – 0.6%
9,475		Whirlpool Corp.	1,031,543
		Industrial Machinery – 0.0%
1,800		Graco, Inc.	62,424
		Insurance Brokerage – 0.0%
896		Aspen Insurance Holdings Ltd.	24,174
		Integrated Domestic Oil – 5.3%
146,765		ConocoPhillips	8,687,020
1,900		Hess Corp.	120,745
		TOTAL	8,807,765
		Integrated International Oil – 4.9%
99,811		Chevron Corp.	8,128,608
		Internet Services – 5.5%
44,266	[1]	Amazon.com, Inc.	6,067,098
7,893	[1]	NetFlix, Inc.	779,592
8,723	[1]	Priceline.com, Inc.	2,285,862
		TOTAL	9,132,552
		Life Insurance – 5.5%
167,198		MetLife, Inc.	7,620,885
3,000		Principal Financial Group	87,660
5,360		Prudential Financial, Inc.	340,682
7,100		Reinsurance Group of America	366,573
3

Shares			Value
12,754		Torchmark Corp.	682,849
4,400	[1]	Universal American Financial Corp.	67,540
		TOTAL	9,166,189
		Maritime – 0.4%
6,729	[1]	Genco Shipping & Trading Ltd.	155,844
9,548		Overseas Shipholding Group, Inc.	477,973
		TOTAL	633,817
		Meat Packing – 0.2%
14,900	[1]	Smithfield Foods, Inc.	279,226
		Medical Supplies – 0.1%
4,700		Baxter International, Inc.	221,934
		Medical Technology – 1.2%
3,200	[1]	Gen-Probe, Inc.	151,648
700	[1]	IDEXX Laboratories, Inc.	46,298
4,324	[1]	Intuitive Surgical, Inc.	1,559,062
3,086	[1]	Zimmer Holdings, Inc.	187,968
		TOTAL	1,944,976
		Metal Containers – 0.2%
4,481		Ball Corp.	238,434
2,362	[1]	Crown Holdings, Inc.	61,412
		TOTAL	299,846
		Miscellaneous Components – 0.7%
17,206		Amphenol Corp., Class A	795,089
4,817	[1]	MKS Instruments, Inc.	109,250
25,628	[1]	Vishay Intertechnology, Inc.	266,787
		TOTAL	1,171,126
		Miscellaneous Food Products – 3.7%
220,578		Archer-Daniels-Midland Co.	6,162,949
		Miscellaneous Machinery – 0.3%
6,400		Illinois Tool Works, Inc.	327,040
301		Parker-Hannifin Corp.	20,823
2,020		SPX Corp.	141,158
		TOTAL	489,021
		Money Center Bank – 1.3%
42,984		Bank of New York Mellon Corp.	1,338,092
17,400		State Street Corp.	756,900
		TOTAL	2,094,992
		Multi-Industry Capital Goods – 0.4%
7,032		3M Co.	623,527
		Multi-Line Insurance – 1.8%
2,800		Assurant, Inc.	102,004
16,404	[1]	CNA Financial Corp.	461,280
70,343		Hartford Financial Services Group, Inc.	2,009,700
2,800		Infinity Property & Casualty	129,164
8,870		Lincoln National Corp.	271,333
2,600		Unitrin, Inc.	76,050
		TOTAL	3,049,531
		Office Equipment – 0.0%
2,627		Pitney Bowes, Inc.	66,726
		Offshore Driller – 0.1%
5,200	[1]	Nabors Industries Ltd.	112,164
4

Shares			Value
		Oil Service, Explore & Drill – 0.1%
4,300	[1]	Pride International, Inc.	130,419
		Other Tobacco Products – 0.3%
10,078		Universal Corp.	521,839
		Personal Loans – 0.3%
5,300		Capital One Financial Corp.	230,073
7,086	[1]	World Acceptance Corp.	249,994
		TOTAL	480,067
		Pollution Control – 0.1%
2,672		Danaher Corp.	225,196
		Poultry Products – 0.0%
700		Sanderson Farms, Inc.	39,669
		Property Liability Insurance – 4.5%
11,524		Allied World Assurance Holdings Ltd.	502,101
9,127		American Financial Group, Inc.	268,607
2,700		Horace Mann Educators Corp.	46,467
2,100		Loews Corp.	78,204
2,700		Max Capital Group Ltd.	60,210
112,104		The Travelers Cos., Inc.	5,688,157
45,880		XL Capital Ltd., Class A	816,664
		TOTAL	7,460,410
		Securities Brokerage – 4.3%
47,658		Goldman Sachs Group, Inc.	6,919,942
10,800		Morgan Stanley	326,376
		TOTAL	7,246,318
		Semiconductor Distribution – 0.7%
25,513	[1]	Arrow Electronics, Inc.	778,146
14,615	[1]	Avnet, Inc.	467,242
		TOTAL	1,245,388
		Semiconductor Manufacturing – 1.2%
1,898	[1]	Cavium Networks, Inc.	52,404
193,069	[1]	Micron Technology, Inc.	1,805,195
4,796	[1]	NetLogic Microsystems, Inc.	149,491
		TOTAL	2,007,090
		Semiconductors & Semiconductor Equipment – 0.5%
21,797	[1]	Fairchild Semiconductor International, Inc., Class A	244,562
17,367		Linear Technology Corp.	522,052
		TOTAL	766,614
		Services to Medical Professionals – 3.8%
200	[1]	Coventry Health Care, Inc.	4,748
1,532	[1]	HMS Holdings Corp.	81,962
6,902	[1]	Health Net, Inc.	151,982
1,105	[1]	Humana, Inc.	50,521
46,900		Omnicare, Inc.	1,303,351
2,900		Quest Diagnostics, Inc.	165,764
74,500		UnitedHealth Group, Inc.	2,258,095
43,173	[1]	Wellpoint, Inc.	2,322,707
		TOTAL	6,339,130
		Software Packaged/Custom – 1.4%
2,100	[1]	BMC Software, Inc.	82,656
33,964		CA, Inc.	774,719
3,298	[1]	F5 Networks, Inc.	225,682
5

Shares			Value
20,187		Oracle Corp.	521,632
10,522	[1]	Rovi Corp.	410,148
7,599		Solera Holdings, Inc.	295,373
		TOTAL	2,310,210
		Specialty Retailing – 1.7%
74,987		CVS Caremark Corp.	2,769,270
4,400	[1]	Penske Automotive Group, Inc.	65,912
		TOTAL	2,835,182
		Textiles Apparel & Luxury Goods – 0.1%
3,300		Phillips Van Heusen Corp.	207,933
		Tobacco – 1.7%
9,596		Lorillard, Inc.	752,039
41,755		Philip Morris International, Inc.	2,049,335
		TOTAL	2,801,374
		Undesignated Consumer Cyclicals – 3.2%
88	[1]	Capella Education Co.	7,975
14,600	[1]	Convergys Corp.	184,544
8,593		DeVRY, Inc.	536,117
2,400		Herbalife Ltd.	115,800
44,235	[1]	ITT Educational Services, Inc.	4,473,485
		TOTAL	5,317,921
		TOTAL COMMON STOCKS (IDENTIFIED COST $143,818,411)	163,938,884
		MUTUAL FUND – 0.8%
1,412,758	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	1,412,758
		TOTAL INVESTMENTS — 99.0% (IDENTIFIED COST $145,231,169)[4]	165,351,642
		OTHER ASSETS AND LIABILITIES - NET — 1.0%[5]	1,588,431
		TOTAL NET ASSETS — 100%	$166,940,073
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At April 30, 2010, the cost of investments for federal tax purposes was $145,231,169. The net unrealized appreciation of investments for federal tax purposes was $20,120,473. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,208,017 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,087,544.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
6

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

7

Federated MDT Balanced Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 64.1%
		Aerospace & Defense – 0.1%
1,600		ITT Corp.	88,912
3,400	[1]	SAIC, Inc.	59,194
		TOTAL	148,106
		Agricultural Chemicals – 0.1%
4,800		Bunge Ltd.	254,160
		Air Freight & Logistics – 0.1%
3,500		United Parcel Service, Inc.	241,990
		Airline — Regional – 0.2%
9,700	[1]	Alaska Air Group, Inc.	401,677
5,500		SkyWest, Inc.	82,390
		TOTAL	484,067
		Auto Original Equipment Manufacturers – 0.4%
2,500	[1]	AutoZone, Inc.	462,525
6,500		Johnson Controls, Inc.	218,335
2,500	[1]	LKQ Corp.	52,650
1,200	[1]	Tenneco Automotive, Inc.	30,924
		TOTAL	764,434
		Auto Part Replacement – 0.1%
5,000	[1]	WABCO Holdings, Inc.	165,950
		Beer – 0.1%
5,300		Molson Coors Brewing Co., Class B	235,108
		Biotechnology – 0.5%
17,900	[1]	Amgen, Inc.	1,026,744
		Book Publishing – 0.0%
1,000		Scholastic Corp.	27,010
		Cable TV – 1.4%
78,000	[1]	DIRECTV-Class A	2,825,940
		Capital Markets – 0.2%
11,900		Morgan Stanley	359,618
		Clothing Stores – 0.2%
7,300	[1]	Children's Place Retail Stores, Inc.	334,486
3,800		Limited Brands	101,840
		TOTAL	436,326
		Commodity Chemicals – 0.1%
2,100		Dow Chemical Co.	64,743
3,300		Du Pont (E.I.) de Nemours & Co.	131,472
800		PPG Industries, Inc.	56,296
		TOTAL	252,511
		Communications Equipment – 0.1%
3,900		Harris Corp.	200,772
		Computer Peripherals – 0.0%
2,200	[1]	Western Digital Corp.	90,398
		Computer Services – 0.2%
5,500	[1]	FIserv, Inc.	280,995

Shares or Principal Amount			Value
7,500	[1]	Synnex Corp.	205,650
		TOTAL	486,645
		Computer Stores – 0.5%
35,100	[1]	Ingram Micro, Inc., Class A	637,416
11,300	[1]	Tech Data Corp.	484,770
		TOTAL	1,122,186
		Computers & Peripherals – 0.2%
10,800	[1]	Network Appliance, Inc.	374,436
		Computers — High End – 2.4%
38,700		IBM Corp.	4,992,300
		Construction Machinery – 0.0%
1,100		Joy Global, Inc.	62,491
		Consumer Cyclical — Lodging – 0.0%
3,600		Wyndham Worldwide Corp.	96,516
		Containers & Packaging – 0.0%
2,500	[1]	Pactiv Corp.	63,525
		Crude Oil & Gas Production – 3.4%
18,900		Apache Corp.	1,923,264
177,800		Chesapeake Energy Corp.	4,231,640
9,000		Devon Energy Corp.	605,970
4,400	[1]	Newfield Exploration Co.	256,036
		TOTAL	7,016,910
		Defense Electronics – 0.9%
12,800		Northrop Grumman Corp.	868,224
18,100		Raytheon Co.	1,055,230
		TOTAL	1,923,454
		Department Stores – 0.5%
8,100	[1]	Sears Holdings Corp.	979,695
		Diversified Leisure – 0.0%
2,000	[1]	Coinstar, Inc.	88,720
		Diversified Tobacco – 0.2%
7,000		Reynolds American, Inc.	373,940
		Electric & Electronic Original Equipment Manufacturers – 0.1%
1,100		Eaton Corp.	84,876
2,900	[1]	General Cable Corp.	82,853
		TOTAL	167,729
		Electric Utility – 3.4%
19,800		CMS Energy Corp.	321,948
21,200		Constellation Energy Group	749,420
3,600		DPL, Inc.	101,448
11,800		Edison International	405,566
8,400		Entergy Corp.	682,836
28,600		Exelon Corp.	1,246,674
2,600		ITC Holdings Corp.	145,158
1,600		Idacorp, Inc.	57,728
17,300		Public Service Enterprises Group, Inc.	555,849
49,600		Sempra Energy	2,439,328
4,900		UniSource Energy Corp.	163,268

Shares or Principal Amount			Value
6,000		Xcel Energy, Inc.	130,500
		TOTAL	6,999,723
		Electrical Equipment – 0.2%
2,700		Emerson Electric Co.	141,021
4,500	[1]	Thomas & Betts Corp.	188,730
		TOTAL	329,751
		Electronic Equipment Instruments & Components – 1.2%
125,200		Corning, Inc.	2,410,100
		Ethical Drugs – 0.7%
33,800		Lilly (Eli) & Co.	1,181,986
4,900	[1]	Valeant Pharmaceuticals International	220,500
		TOTAL	1,402,486
		Financial Services – 4.6%
80,400		Ameriprise Financial, Inc.	3,727,344
1,600		Dun & Bradstreet Corp.	123,152
4,600	[1]	MSCI, Inc., Class A	159,390
14,000		Mastercard, Inc. Class A	3,472,560
3,200		Principal Financial Group	93,504
2,600	[1]	Verifone Holdings, Inc.	49,478
22,300		Visa, Inc.-Class A Shares	2,012,129
		TOTAL	9,637,557
		Gas Distributor – 0.0%
1,500		Energen Corp.	73,305
		Generic Drugs – 0.0%
1,500		Perrigo Co.	91,545
		Greeting Cards – 0.1%
8,100		American Greetings Corp., Class A	198,936
		Grocery Chain – 0.4%
11,400		Kroger Co.	253,422
21,100		Safeway, Inc.	497,960
		TOTAL	751,382
		Health Care Providers & Services – 1.4%
47,900	[1]	Medco Health Solutions, Inc.	2,822,268
		Home Health Care – 0.1%
1,400	[1]	Amedisys, Inc.	80,612
2,500	[1]	Gentiva Health Services, Inc.	71,700
2,700	[1]	Lincare Holdings, Inc.	126,063
		TOTAL	278,375
		Home Products – 0.5%
1,800	[1]	Energizer Holdings, Inc.	109,980
1,500		Jarden Corp.	48,180
14,800		Kimberly-Clark Corp.	906,648
3,300		Newell Rubbermaid, Inc.	56,331
		TOTAL	1,121,139
		Household Appliances – 0.4%
7,700		Whirlpool Corp.	838,299
		Industrial Machinery – 0.0%
600		Dover Corp.	31,332

Shares or Principal Amount			Value
1,700		Graco, Inc.	58,956
		TOTAL	90,288
		Insurance Brokerage – 0.0%
2,000		Aspen Insurance Holdings Ltd.	53,960
		Integrated Domestic Oil – 3.1%
103,700		ConocoPhillips	6,138,003
3,400		Hess Corp.	216,070
		TOTAL	6,354,073
		Integrated International Oil – 3.0%
75,200		Chevron Corp.	6,124,288
		Internet Services – 3.1%
30,700	[1]	Amazon.com, Inc.	4,207,742
4,500		EarthLink Network, Inc.	40,590
5,900	[1]	NetFlix, Inc.	582,743
6,200	[1]	Priceline.com, Inc.	1,624,710
		TOTAL	6,455,785
		Life Insurance – 3.3%
1,900		American Equity Investment Life Holding Co.	19,988
124,800		MetLife, Inc.	5,688,384
6,000		Prudential Financial	381,360
1,400		Reinsurance Group of America, Inc.	72,282
10,500		Torchmark Corp.	562,170
4,100	[1]	Universal American Financial Corp.	62,935
		TOTAL	6,787,119
		Maritime – 0.2%
6,500	[1]	Genco Shipping & Trading Ltd.	150,540
6,400		Overseas Shipholding Group, Inc.	320,384
		TOTAL	470,924
		Meat Packing – 0.1%
15,500	[1]	Smithfield Foods, Inc.	290,470
		Medical Supplies – 0.1%
5,300		Baxter International, Inc.	250,266
		Medical Technology – 0.7%
2,000	[1]	Gen-Probe, Inc.	94,780
1,400	[1]	IDEXX Laboratories, Inc.	92,596
3,100	[1]	Intuitive Surgical, Inc.	1,117,736
3,600	[1]	Zimmer Holdings, Inc.	219,276
		TOTAL	1,524,388
		Metal Containers – 0.1%
2,300		Ball Corp.	122,383
2,100	[1]	Crown Holdings, Inc.	54,600
		TOTAL	176,983
		Miscellaneous Components – 0.5%
13,900		Amphenol Corp., Class A	642,319
4,100	[1]	MKS Instruments, Inc.	92,988
22,000	[1]	Vishay Intertechnology, Inc.	229,020
		TOTAL	964,327
		Miscellaneous Food Products – 2.3%
170,200		Archer-Daniels-Midland Co.	4,755,388

Shares or Principal Amount			Value
		Miscellaneous Machinery – 0.3%
6,800		Illinois Tool Works, Inc.	347,480
1,500		Rockwell Automation, Inc.	91,080
1,200		SPX Corp.	83,856
		TOTAL	522,416
		Money Center Bank – 1.0%
67,800	[1]	Citigroup, Inc.	296,286
16,300		State Street Corp.	709,050
31,500		The Bank of New York Mellon Corp.	980,595
		TOTAL	1,985,931
		Multi-Industry Capital Goods – 0.2%
5,100		3M Co.	452,217
		Multi-Line Insurance – 1.4%
7,400		Assurant, Inc.	269,582
13,800	[1]	CNA Financial Corp.	388,056
500		FBL Financial Group, Inc., Class A	12,920
47,200		Hartford Financial Services Group, Inc.	1,348,504
2,000		Infinity Property & Casualty	92,260
22,400		Lincoln National Corp.	685,216
2,700		Unitrin, Inc.	78,975
1,100		Unum Group	26,917
		TOTAL	2,902,430
		Office Equipment – 0.0%
2,100		Pitney Bowes, Inc.	53,340
		Offshore Driller – 0.0%
4,300	[1]	Nabors Industries Ltd.	92,751
		Oil Service, Explore & Drill – 0.1%
4,400	[1]	Pride International, Inc.	133,452
		Personal Loans – 0.3%
10,300		Capital One Financial Corp.	447,123
4,900	[1]	World Acceptance Corp.	172,872
		TOTAL	619,995
		Pollution Control – 0.1%
2,000		Danaher Corp.	168,560
		Poultry Products – 0.0%
300		Sanderson Farms, Inc.	17,001
		Property Liability Insurance – 2.4%
5,500		Allied World Assurance Holdings Ltd.	239,635
5,200		American Financial Group, Inc., Ohio	153,036
1,200		Chubb Corp.	63,444
2,400		Horace Mann Educators Corp.	41,304
4,400		Loews Corp.	163,856
1,500		Max Capital Group Ltd.	33,450
73,400		The Travelers Cos, Inc.	3,724,316
31,400		XL Capital Ltd., Class A	558,920
		TOTAL	4,977,961
		Real Estate Investment Trusts – 4.8%
41,500		AMB Property Corp.	1,156,190
17,000		Alexandria Real Estate Equities, Inc.	1,203,770
5,000		Avalonbay Communities, Inc.	520,200

Shares or Principal Amount			Value
9,000		Boston Properties, Inc.	709,740
9,000		Corporate Office Properties Trust	364,050
31,056		Host Hotels & Resorts, Inc.	504,971
25,000		Kimco Realty Corp.	389,750
7,468		Macerich Co. (The)	333,894
14,000		Nationwide Health Properties, Inc.	490,280
25,000		Plum Creek Timber Co., Inc.	995,000
19,000		SL Green Realty Corp.	1,181,230
13,691		Simon Property Group, Inc.	1,218,773
10,599		Vornado Realty Trust	883,639
		TOTAL	9,951,487
		Securities Brokerage – 2.5%
35,400		Goldman Sachs Group, Inc.	5,140,080
		Semiconductor Distribution – 0.6%
20,900	[1]	Arrow Electronics, Inc.	637,450
16,700	[1]	Avnet, Inc.	533,899
		TOTAL	1,171,349
		Semiconductor Manufacturing – 0.8%
2,200	[1]	Cavium Networks, Inc.	60,742
160,600	[1]	Micron Technology, Inc.	1,501,610
3,000	[1]	NetLogic Microsystems, Inc.	93,510
		TOTAL	1,655,862
		Semiconductors & Semiconductor Equipment – 0.3%
19,600	[1]	Fairchild Semiconductor International, Inc., Class A	219,912
10,000		Linear Technology Corp.	300,600
		TOTAL	520,512
		Services to Medical Professionals – 2.1%
3,100	[1]	Coventry Health Care, Inc.	73,594
1,200	[1]	HMS Holdings Corp.	64,200
4,000	[1]	Health Net, Inc.	88,080
2,400	[1]	Humana, Inc.	109,728
31,200		Omnicare, Inc.	867,048
5,500		Quest Diagnostics, Inc.	314,380
41,600		UnitedHealth Group, Inc.	1,260,896
1,500	[1]	WebMd Health Corp.	72,660
29,300	[1]	Wellpoint, Inc.	1,576,340
		TOTAL	4,426,926
		Software Packaged/Custom – 1.1%
3,800	[1]	Adobe Systems, Inc.	127,642
900	[1]	BMC Software, Inc.	35,424
21,700		CA, Inc.	494,977
1,000	[1]	Computer Sciences Corp.	52,390
2,500	[1]	F5 Networks, Inc.	171,075
2,000	[1]	Informatica Corp.	50,020
22,800		Oracle Corp.	589,152
6,600	[1]	Rovi Corporation	257,268
4,700		Solera Holdings, Inc.	182,689
16,000	[1]	Symantec Corp.	268,320
		TOTAL	2,228,957

Shares or Principal Amount			Value
		Specialty Retailing – 1.2%
57,700		CVS Corp.	2,130,861
5,400	[1]	J Crew Group, Inc.	250,938
3,600	[1]	Penske Automotive Group, Inc.	53,928
		TOTAL	2,435,727
		Technology Hardware & Equipment – 0.3%
11,300		Hewlett-Packard Co.	587,261
		Textiles Apparel & Luxury Goods – 0.1%
1,900		Phillips Van Heusen Corp.	119,719
		Tobacco – 1.4%
7,500		Lorillard, Inc.	587,775
42,100		Philip Morris International Inc.	2,066,268
6,226		Universal Corp.	322,382
		TOTAL	2,976,425
		Truck Manufacturing – 0.0%
1,300	[1]	Navistar International Corp.	62,842
		Undesignated Consumer Cyclicals – 1.6%
17,100	[1]	Convergys Corp.	216,144
4,700		DeVRY, Inc.	293,233
1,900		Herbalife Ltd.	91,675
26,200	[1]	ITT Educational Services, Inc.	2,649,606
		TOTAL	3,250,658
		TOTAL COMMON STOCKS (IDENTIFIED COST $119,020,708)	132,968,665
		Asset-Backed SecuritIES – 1.5%
$250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.935%, 2/10/2051	254,655
1,200,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	1,233,644
1,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Series 2006-C4, 5.509%, 9/15/2039	867,890
31,271		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.510%, 8/25/2032	27,410
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.461%, 2/12/2051	86,620
150,000		Merrill Lynch Mortgage Trust 2008-C1, Series 2008-C1, 5.425%, 2/12/2051	155,224
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 3/12/2051	235,854
140,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	142,356
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,033,449)	3,003,653
		Collateralized Mortgage Obligations – 0.9%
2,817		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.745%, 3/25/2031	2,960
410,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	406,221
9,651		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	10,669
18,524		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	20,489
12,897		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	13,589
45,623		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	49,012
44,056		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	47,438
4,700		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	5,129
10,777		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	10,967
65		Government National Mortgage Association REMIC 1999-29 PB, 7.250%, 7/16/2028	65
30,688		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	33,004
100,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1 A4, 5.716%, 2/15/2051	98,805
675,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.324%, 4/15/2041	713,000

Shares or Principal Amount			Value
$350,000		Morgan Stanley Capital, Inc. A4, 6.076%, 6/11/2049	355,812
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,654,633)	1,767,160
		Corporate Bonds – 11.2%
		Basic Industry — Chemicals – 0.3%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	106,404
70,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	85,675
85,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	92,135
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	33,912
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	36,524
70,000		Praxair, Inc., 4.625%, 03/30/2015	75,651
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	80,916
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	30,426
		TOTAL	541,643
		Basic Industry — Metals & Mining – 0.4%
50,000		Alcan, Inc., 5.000%, 06/01/2015	52,960
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	86,169
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	95,663
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	15,295
10,000		ArcelorMittal, 6.125%, 6/01/2018	10,753
150,000		BHP Finance (USA), Inc., Company Guarantee, 5.250%, 12/15/2015	164,440
130,000		Barrick Gold Corp., 6.950%, 04/01/2019	152,403
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	50,232
85,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	93,814
85,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/2018	96,547
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	20,264
60,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	63,544
		TOTAL	902,084
		Basic Industry — Paper – 0.1%
20,000		International Paper Co., Bond, 7.300%, 11/15/2039	22,253
105,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	121,858
50,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	50,489
		TOTAL	194,600
		Capital Goods — Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	53,440
125,000		Boeing Co., Note, 5.125%, 02/15/2013	136,403
30,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	31,720
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	20,292
		TOTAL	241,855
		Capital Goods — Building Materials – 0.1%
105,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 03/15/2020	107,720
70,000		RPM International, Inc., 6.500%, 02/15/2018	74,004
55,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	57,980
30,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	30,968
		TOTAL	270,672
		Capital Goods — Diversified Manufacturing – 0.5%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	15,479
60,000		Dover Corp., Note, 5.450%, 03/15/2018	65,288
30,000		Emerson Electric Co., 4.875%, 10/15/2019	31,867
100,000		Emerson Electric Co., Unsecd. Note, 5.750%, 11/01/2011	106,782
160,000		Harsco Corp., 5.750%, 05/15/2018	172,057

Shares or Principal Amount			Value
$80,000		Hubbell, Inc., 5.950%, 06/01/2018	84,371
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	68,556
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	101,204
140,000		Textron Financial Corp., 5.400%, 04/28/2013	145,878
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	33,100
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	15,665
130,000		Tyco Electronics Group SA, 5.950%, 01/15/2014	141,580
100,000		Tyco International Finance SA, Company Guarantee, 6.375%, 10/15/2011	107,100
45,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	47,161
		TOTAL	1,136,088
		Capital Goods — Environmental – 0.1%
85,000	[2,3]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 09/15/2019	89,687
25,000		Waste Management, Inc., 7.375%, 03/11/2019	29,771
		TOTAL	119,458
		Capital Goods — Packaging – 0.0%
20,000		Pactiv Corp., 6.400%, 01/15/2018	21,540
		Communications — Media & Cable – 0.3%
200,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	224,413
20,000		Cox Communications, Inc., 7.125%, 10/01/2012	22,455
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	82,128
100,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	108,185
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	36,642
20,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	25,155
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	27,159
		TOTAL	526,137
		Communications — Media Noncable – 0.1%
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	91,413
75,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	88,324
		TOTAL	179,737
		Communications — Telecom Wireless – 0.4%
150,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	198,809
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	110,259
100,000		Cingular Wireless LLC, Sr. Note, 6.500%, 12/15/2011	108,340
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	107,854
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/15/2017	30,859
60,000		Vodafone Group PLC, 5.350%, 02/27/2012	64,111
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	108,203
		TOTAL	728,435
		Communications — Telecom Wirelines – 0.2%
125,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	132,910
40,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	43,031
100,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010	101,470
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	67,502
56,000		Verizon Global Funding, Note, 7.250%, 12/01/2010	58,125
		TOTAL	403,038
		Consumer Cyclical — Automotive – 0.2%
100,000	[2,3]	American Honda Finance Corp., 4.625%, 04/02/2013	107,072
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	83,733
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	12,727

Shares or Principal Amount			Value
$25,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.000%, 03/30/2020	25,559
80,000	[2,3]	Nissan Motor Acceptance Corp., Note, 4.500%, 01/30/2015	81,898
		TOTAL	310,989
		Consumer Cyclical — Entertainment – 0.3%
200,000	[2]	Football Trust V, Pass Thru Cert., 5.350%, 10/05/2020	204,011
90,000	[2,3]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.150%, 04/30/2020	91,311
100,000		Time Warner, Inc., 5.500%, 11/15/2011	106,185
60,000		Time Warner, Inc., Company Guarantee, 6.200%, 03/15/2040	60,888
180,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	198,240
		TOTAL	660,635
		Consumer Cyclical — Lodging – 0.0%
100,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	99,716
		Consumer Cyclical — Retailers – 0.3%
70,000		Best Buy Co., Inc., 6.750%, 07/15/2013	78,374
190,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 06/01/2017	208,194
80,000		Costco Wholesale Corp., 5.300%, 03/15/2012	86,093
85,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	90,525
25,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	27,075
100,000		Target Corp., 5.875%, 03/01/2012	108,588
50,000		Target Corp., Note, 5.875%, 07/15/2016	57,605
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	44,310
		TOTAL	700,764
		Consumer Non-Cyclical — Food/Beverage – 0.5%
100,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	115,299
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	112,027
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	32,092
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	70,260
30,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.350%, 12/21/2012	30,317
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	100,206
135,000		Kellogg Co., 4.250%, 03/06/2013	143,927
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	43,613
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	81,326
110,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	120,610
90,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	99,572
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	81,093
20,000	[2,3]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	20,049
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	21,847
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	53,165
		TOTAL	1,125,403
		Consumer Non-Cyclical — Health Care – 0.2%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	45,187
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	49,093
75,000		Boston Scientific Corp., 6.000%, 01/15/2020	74,256
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 6/15/2019	23,800
40,000		Life Technologies Corp., Sr. Note, 3.375%, 03/01/2013	40,585
190,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	213,314
50,000	[2,3]	Thermo Fisher Scientific, Inc., Sr. Note, Series 144A, 2.150%, 12/28/2012	49,827
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	10,096
		TOTAL	506,158

Shares or Principal Amount			Value
		Consumer Non-Cyclical — Pharmaceuticals – 0.2%
$60,000		Abbott Laboratories, 5.150%, 11/30/2012	65,648
125,000		Eli Lilly & Co., Unsecd. Note, 6.570%, 01/01/2016	146,244
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	108,004
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	34,111
100,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/01/2018	116,560
		TOTAL	470,567
		Consumer Non-Cyclical — Products – 0.1%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,378
20,000		Hasbro, Inc., Sr. Unsecd. Note, 6.350%, 3/15/2040	20,649
75,000		Philips Electronics NV, 5.750%, 03/11/2018	82,307
80,000		Whirlpool Corp., 5.500%, 03/01/2013	84,923
		TOTAL	198,257
		Consumer Non-Cyclical — Supermarkets – 0.0%
40,000		Kroger Co., Bond, 6.900%, 04/15/2038	46,082
		Consumer Non-Cyclical — Tobacco – 0.1%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	86,333
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	32,902
		TOTAL	119,235
		Energy — Independent – 0.2%
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	53,884
30,000		Devon Financing Corp., 6.875%, 09/30/2011	32,343
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	33,046
15,000	[2,3]	Petroleos Mexicanos, Note, Series 144A, 6.000%, 03/05/2020	15,534
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	86,514
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	72,392
65,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	75,105
		TOTAL	368,818
		Energy — Integrated – 0.1%
200,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	226,040
		Energy — Oil Field Services – 0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 9.250%, 01/15/2019	18,997
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	85,820
		TOTAL	104,817
		Energy — Refining – 0.1%
100,000		Valero Energy Corp., 6.875%, 04/15/2012	108,944
115,000		Valero Energy Corp., 7.500%, 04/15/2032	124,302
10,000		Valero Energy Corp., 9.375%, 03/15/2019	12,277
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	36,390
		TOTAL	281,913
		Financial Institution — Banking – 1.5%
60,000		Bank of America Corp., Note, 4.500%, 4/01/2015	60,798
250,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	282,182
125,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	114,375
130,000	[4]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	150,146
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	57,988
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	164,906
80,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 02/01/2040	89,954
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	40,767
150,000		Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014	162,438

Shares or Principal Amount			Value
$50,000		Goldman Sachs Group, Inc., 6.000%, 05/01/2014	53,770
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	24,664
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	78,728
150,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	158,724
170,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	176,971
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	72,625
250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 04/01/2014	263,464
100,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	106,545
90,000		M&T Bank Corp., 5.375%, 05/24/2012	95,846
35,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	36,033
70,000		Morgan Stanley, Sr. Unsecd. Note, 6.000%, 04/28/2015	75,163
110,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	117,312
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,170
200,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	209,347
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	21,209
200,000		Wachovia Bank N.A., 4.800%, 11/01/2014	210,343
30,000		Wachovia Corp., 5.750%, 02/01/2018	32,580
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	71,136
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	102,747
		TOTAL	3,062,931
		Financial Institution — Brokerage – 0.5%
250,000		Blackrock, Inc., 6.250%, 09/15/2017	280,909
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	20,052
20,000	[2,3]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	20,560
45,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	48,463
120,000		Eaton Vance Corp., 6.500%, 10/02/2017	133,669
150,000	[2,3]	FMR LLC, Bond, 7.570%, 6/15/2029	168,555
75,000		Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	77,719
80,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	81,614
60,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	68,509
30,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.000%, 01/15/2015	30,326
55,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	64,741
50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	51,205
		TOTAL	1,046,322
		Financial Institution — Finance Noncaptive – 0.9%
100,000		American Express Co., 4.875%, 07/15/2013	107,244
65,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	79,709
150,000		American Express Credit Corp., 5.875%, 05/02/2013	164,288
100,000		American General Finance Corp., 4.000%, 03/15/2011	98,206
110,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	120,591
120,000		Capital One Capital IV, 6.745%, 02/17/2037	108,000
5,000		Capital One Capital V, 10.250%, 08/15/2039	6,031
10,000		Capital One Capital VI, 8.875%, 05/15/2040	11,181
410,000		General Electric Capital Corp., 5.625%, 05/01/2018	434,595
200,000		General Electric Capital Corp., Note, 4.875%, 03/04/2015	213,130
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	91,500
200,000	[2,3]	ILFC E-Capital Trust I, 5.900%, 12/21/2065	153,000
100,000		International Lease Finance Corp., 4.875%, 09/01/2010	100,006
20,000	[2,3]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	22,876

Shares or Principal Amount			Value
$60,000	[2,3]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 01/14/2020	61,273
		TOTAL	1,771,630
		Financial Institution — Insurance — Health – 0.1%
75,000		Aetna US Healthcare, 5.750%, 06/15/2011	78,815
60,000		CIGNA Corp., 6.350%, 03/15/2018	65,721
100,000		UnitedHealth Group, Inc., Bond, 6.000%, 02/15/2018	108,555
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	49,738
		TOTAL	302,829
		Financial Institution — Insurance — Life – 0.4%
200,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	243,692
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	10,811
35,000		Aflac, Inc., Sr. Unsecd. Note, 8.500%, 05/15/2019	42,969
80,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	107,339
70,000		MetLife, Inc., 6.750%, 06/01/2016	79,438
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	12,936
50,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	57,100
85,000	[2,3]	Pacific Life Global Funding, Note, 5.150%, 04/15/2013	91,593
120,000		Prudential Financial, Inc., 5.150%, 01/15/2013	127,912
85,000		Prudential Financial, Inc., 6.625%, 12/01/2037	94,668
		TOTAL	868,458
		Financial Institution — Insurance — P&C – 0.3%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	99,082
91,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	99,111
100,000		Allstate Corp., Unsecd. Note, 5.000%, 08/15/2014	108,207
75,000		CNA Financial Corp., 6.500%, 08/15/2016	77,638
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	32,090
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	21,998
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	104,150
25,000	[2,3]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 08/15/2039	29,871
100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	110,668
		TOTAL	682,815
		Financial Institution — REITs – 0.3%
40,000		AMB Property LP, 6.300%, 06/01/2013	43,436
15,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	15,960
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	58,111
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	19,648
20,000		Equity One, Inc., Sr. Unsecd. Note, 6.250%, 12/15/2014	20,964
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	41,357
75,000		Liberty Property LP, 6.625%, 10/01/2017	78,586
100,000		Prologis, Sr. Note, 5.500%, 04/01/2012	103,299
95,000		Simon Property Group LP, 6.125%, 05/30/2018	102,574
35,000		Simon Property Group LP, 6.750%, 05/15/2014	38,918
		TOTAL	522,853
		Oil & Gas – 0.1%
150,000	[2,3]	Petroleos Mexicanos, 4.875%, 3/15/2015	155,349
		Technology – 0.6%
50,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2015	50,623
40,000		BMC Software, Inc., 7.250%, 06/01/2018	46,615
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	67,670

Shares or Principal Amount			Value
$200,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	233,499
75,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	78,084
90,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	101,516
65,000		Harris Corp., 5.950%, 12/01/2017	71,104
110,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	119,960
100,000		IBM Corp., Deb., 8.375%, 11/01/2019	131,752
70,000		KLA-Tencor Corp., 6.900%, 05/01/2018	77,384
150,000		Oracle Corp., 6.500%, 04/15/2038	172,092
		TOTAL	1,150,299
		Transportation — Airlines – 0.0%
75,000		Southwest Airlines Co., 6.500%, 03/01/2012	79,962
		Transportation — Railroads – 0.2%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	80,614
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	110,411
100,000		Norfolk Southern Corp., Note, 6.750%, 02/15/2011	104,584
100,000		Union Pacific Corp., 4.875%, 01/15/2015	106,811
		TOTAL	402,420
		Transportation — Services – 0.0%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	101,033
		Utility — Electric – 0.9%
150,000		Alabama Power Co., 5.700%, 02/15/2033	155,053
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	87,121
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	98,652
105,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	115,956
100,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	111,183
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,853
10,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.100%, 06/15/2013	10,093
60,000	[2,3]	Electricite De France SA, 5.500%, 1/26/2014	66,570
45,000	[2,3]	Electricite De France SA, Note, Series 144A, 5.600%, 01/27/2040	45,042
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	108,715
100,000		FPL Group Capital, Inc., Unsecd. Note, 5.350%, 06/15/2013	108,661
4,000		FirstEnergy Corp., 6.450%, 11/15/2011	4,245
50,000		FirstEnergy Solutions Co, Company Guarantee, 4.800%, 2/15/2015	51,800
40,000		FirstEnergy Solutions Co, Company Guarantee, 6.050%, 8/15/2021	40,597
41,635	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	46,031
15,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 07/01/2012	17,609
40,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 02/01/2018	43,069
90,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.500%, 07/01/2013	99,291
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	87,074
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	52,448
100,000		PSEG Power LLC, Company Guarantee, 7.750%, 04/15/2011	106,364
20,000	[2,3]	PSEG Power LLC, Sr. Unsecd. Note, 2.500%, 04/15/2013	20,087
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	84,078
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	57,762
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	10,025
90,000		Union Electric Co., 6.000%, 04/01/2018	97,189
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	84,738
90,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	98,168
		TOTAL	1,913,474

Shares or Principal Amount			Value
		Utility — Natural Gas Distributor – 0.1%
$40,000		Atmos Energy Corp., 5.125%, 01/15/2013	42,888
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	25,168
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	62,599
		TOTAL	130,655
		Utility — Natural Gas Pipelines – 0.3%
150,000		Consolidated Natural Gas Co., 5.000%, 12/01/2014	161,427
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	81,876
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	43,510
65,000		Enterprise Products Operating LLC, Company Guarantee, 9.750%, 01/31/2014	79,711
100,000		Enterprise Products Operating LP, Company Guarantee, 5.900%, 04/15/2013	109,025
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	97,833
40,000	[2,3]	Williams Partners LP, 5.250%, 03/15/2020	41,221
		TOTAL	614,603
		TOTAL CORPORATE BONDS (IDENTIFIED COST $21,814,341)	23,290,314
		Government/Agency – 0.0%
		Sovereign – 0.0%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $79,727)	85,313
		GOVERNMENT AGENCIES – 1.8%
750,000		Federal Home Loan Mortgage Corp., 5.500%, 7/18/2016	847,071
2,750,000		Federal National Mortgage Association, 4.375%, 3/15/2013	2,965,426
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $3,581,948)	3,812,497
		Mortgage-Backed Securities – 0.0%
		Federal National Mortgage Association – 0.0%
10,045		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	10,556
6,305		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	6,780
15,473		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	16,841
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $32,856)	34,177
		MUNICIPAL – 0.0%
		Municipal Services – 0.0%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	73,336
		U.S. Treasury – 1.7%
250,000	[5]	United States Treasury Bill, 0.150%, 7/1/2010	249,939
3,000,000		United States Treasury Note, 1.375%, 1/15/2013	3,001,416
150,000	[6]	United States Treasury Note, 4.125%, 5/15/2015	162,346
		TOTAL U.S. TREASURY (IDENTIFIED COST $3,403,950)	3,413,701
		EXCHANGE-TRADED FUNDS – 7.0%
127,500		iShares MSCI Emerging Market Index Fund	5,361,375
134,000		iShares MSCI EAFE Index Fund	7,293,620
80,000	[1]	PowerShares DB Commodity Index Tracking Fund	1,955,200
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $10,188,526)	14,610,195
		MUTUAL FUNDS – 10.3%;7
85,774		Emerging Markets Fixed Income Core Fund	2,160,483
917,973		Federated Mortgage Core Portfolio	9,280,705

Shares or Principal Amount			Value
75,703		Federated Project and Trade Finance Core Fund	751,727
794,140		High Yield Bond Portfolio	5,138,085
4,151,014	[8]	Prime Value Obligations Fund, Institutional Shares, 0.18%	4,151,014
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $20,411,196)	21,482,014
		TOTAL INVESTMENTS — 98.5% (IDENTIFIED COST $183,291,334)[9]	204,541,025
		OTHER ASSETS AND LIABILITIES - NET — 1.5%[10]	3,019,934
		TOTAL NET ASSETS — 100%	$207,560,959

At April 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]United States Treasury Bond 30-Year Long Futures	11	$1,309,688	June 2010	$30,990
[1]United States Treasury Note 2-Year Short Futures	90	19,582,031	June 2010	(73,319)
[1]United States Treasury Note 5-Year Short Futures	13	1,506,172	June 2010	(3,583)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(45,912)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net”.

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $2,503,309, which represented 1.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $2,299,298, which represented 1.1% of total net assets.
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	Discount rate at time of purchase.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Affiliated companies.
8	7-Day net yield.
9	At April 30, 2010, the cost of investments for federal tax purposes was $183,289,157. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $21,251,868. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,747,153 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,495,285.
10	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Football Trust V, Pass Thru Cert., 5.350%, 10/05/2020	3/24/2010	$200,000	$204,011

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as April 30, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds[1]	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$131,898,274	$ —	$ —	$131,898,274
International	1,070,391	—	—	1,070,391
Debt Securities:
Asset-Back Securities	—	3,003,653	—	3,003,653
Collateralized Mortgage Obligations	—	1,767,160	—	1,767,160
Corporate Bonds	— -	23,290,314	—	23,290,314
Government/Agency	—	85,313	—	85,313
Government Agencies	—	3,812,497	—	3,812,497
Mortgage-Backed Securities	—	34,177	—	34,177
Municipal	—	73,336	—	73,336
U.S. Treasury	—	3,413,701	—	3,413,701
Exchange-Traded Funds	14,610,195	—	—	14,610,195
Mutual Funds	21,482,014	—	—	21,482,014
TOTAL SECURITIES	$169,060,874	$35,480,151	$ —	$204,541,025
OTHER FINANCIAL INSTRUMENTS[2]	$(45,912)	$ —	$ —	$(45,912)
1	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
2	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

GO	— General Obligation
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

Federated MDT Large Cap Growth Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.4%
		Aerospace & Defense – 0.3%
3,874		Raytheon Co.	225,854
		Air Freight & Logistics – 3.8%
42,176		United Parcel Service, Inc.	2,916,049
		Airline — National – 0.1%
3,771	[1]	Continental Airlines, Inc., Class B	84,282
		Auto Original Equipment Manufacturers – 2.8%
59,525		Johnson Controls, Inc.	1,999,445
7,618	[1]	LKQ Corp.	160,435
		TOTAL	2,159,880
		Biotechnology – 1.7%
9,478	[1]	Amgen, Inc.	543,658
1,785	[1]	Genzyme Corp.	95,033
5,017	[1]	Hospira, Inc.	269,865
5,200	[1]	Waters Corp.	374,348
		TOTAL	1,282,904
		Cable TV – 0.4%
7,049		Scripps Networks Interactive	319,602
		Capital Markets – 0.2%
4,517		Eaton Vance Corp.	159,179
		Commodity Chemicals – 0.4%
5,903		Celanese Corp.	188,837
1,534		Compass Minerals International, Inc.	115,526
		TOTAL	304,363
		Communications Equipment – 1.0%
14,588		Harris Corp.	750,990
		Computers — High End – 4.5%
26,449		IBM Corp.	3,411,921
		Computers — Low End – 0.8%
37,647	[1]	Dell, Inc.	609,128
		Computers — Midrange – 4.5%
66,235		Hewlett-Packard Co.	3,442,233
		Construction Machinery – 0.5%
5,996		Joy Global, Inc.	340,633
		Cosmetics & Toiletries – 1.0%
8,969		Estee Lauder Cos., Inc., Class A	591,236
2,630		International Flavors & Fragrances, Inc.	131,737
		TOTAL	722,973
		Defense Aerospace – 1.3%
10,910		General Dynamics Corp.	833,088
2,186		Lockheed Martin Corp.	185,569
		TOTAL	1,018,657
		Electric Utility – 0.4%
5,790		ITC Holdings Corp.	323,256
		Electrical Equipment – 1.1%
15,615		Emerson Electric Co.	815,571
1

Shares			Value
		Energy Equipment & Services – 0.7%
8,096	[1]	FMC Technologies, Inc.	548,018
		Ethical Drugs – 2.8%
27,100		Johnson & Johnson	1,742,530
8,201	[1]	Valeant Pharmaceuticals International	369,045
		TOTAL	2,111,575
		Financial Services – 5.3%
8,356		Equifax, Inc.	280,762
12,793	[1]	MSCI, Inc., Class A	443,277
36,371		Visa, Inc., Class A	3,281,755
		TOTAL	4,005,794
		Generic Drugs – 1.0%
12,381		Perrigo Co.	755,612
		Health Care Providers & Services – 1.6%
11,866	[1]	Express Scripts, Inc., Class A	1,188,143
		Home Health Care – 0.6%
10,470	[1]	Lincare Holdings, Inc.	488,844
		Home Products – 0.3%
3,763		Church and Dwight, Inc.	260,588
		Hotels – 1.3%
16,685		Marriott International, Inc., Class A	613,341
14,039		Wyndham Worldwide Corp.	376,385
		TOTAL	989,726
		Industrial Machinery – 0.7%
9,652		Dover Corp.	504,027
		Internet Services – 9.0%
23,582	[1]	Amazon.com, Inc.	3,232,149
10,307	[1]	NetFlix, Inc.	1,018,022
9,849	[1]	Priceline.com, Inc.	2,580,931
		TOTAL	6,831,102
		Life Sciences Tools & Services – 0.3%
2,002	[1]	Mettler-Toledo International, Inc.	251,211
		Magazine Publishing – 0.5%
10,805		McGraw-Hill Cos., Inc.	364,345
		Medical Supplies – 0.5%
12,690		AmerisourceBergen Corp.	391,487
		Medical Technology – 5.8%
3,456	[1]	IDEXX Laboratories, Inc.	228,580
4,837	[1]	Intuitive Surgical, Inc.	1,744,029
40,386		Medtronic, Inc.	1,764,464
16,625	[1]	St. Jude Medical, Inc.	678,632
		TOTAL	4,415,705
		Metal Containers – 0.1%
1,739		Ball Corp.	92,532
		Metals & Mining – 0.4%
3,963		Walter Industries, Inc.	320,250
		Miscellaneous Components – 1.6%
25,714		Amphenol Corp., Class A	1,188,244
		Multi-Industry Capital Goods – 7.4%
22,389		3M Co.	1,985,233
2

Shares			Value
48,877		United Technologies Corp.	3,663,331
		TOTAL	5,648,564
		Mutual Fund Adviser – 0.1%
2,531		Waddell & Reed Financial, Inc., Class A	93,951
		Packaged Foods – 0.6%
9,339		Hershey Foods Corp.	439,026
		Paint & Related Materials – 0.8%
7,364		Sherwin-Williams Co.	574,907
		Personal Products – 1.2%
1,670		Kimberly-Clark Corp.	102,304
12,971		Procter & Gamble Co.	806,278
		TOTAL	908,582
		Pollution Control – 2.8%
25,024		Danaher Corp.	2,109,023
		Railroad – 0.6%
10,614	[1]	Kansas City Southern Industries, Inc.	430,398
		Restaurant – 1.5%
1,045	[1]	Green Mountain Coffee, Inc.	75,930
25,317		Yum! Brands, Inc.	1,073,947
		TOTAL	1,149,877
		Semiconductors & Semiconductor Equipment – 1.9%
40,357		Linear Technology Corp.	1,213,132
17,736		National Semiconductor Corp.	262,138
		TOTAL	1,475,270
		Soft Drinks – 1.3%
4,181		PepsiCo, Inc.	272,685
12,870		The Coca-Cola Co.	687,901
		TOTAL	960,586
		Software Packaged/Custom – 13.9%
37,962	[1]	Adobe Systems, Inc.	1,275,144
21,326	[1]	BMC Software, Inc.	839,391
6,275	[1]	F5 Networks, Inc.	429,398
29,187	[1]	Intuit, Inc.	1,055,402
17,741	[1]	McAfee, Inc.	616,500
57,375		Microsoft Corp.	1,752,232
137,915		Oracle Corp.	3,563,724
4,288	[1]	Rovi Corp.	167,146
9,424	[1]	Verisign, Inc.	256,992
9,318	[1]	VMware, Inc., Class A	574,362
		TOTAL	10,530,291
		Specialty Retailing – 1.5%
3,851	[1]	AutoZone, Inc.	712,474
12,258		Limited Brands, Inc.	328,514
8,465	[1]	Penske Automotive Group, Inc.	126,806
		TOTAL	1,167,794
		Textiles Apparel & Luxury Goods – 1.0%
4,898		Coach, Inc.	204,491
8,852		Phillips Van Heusen Corp.	557,765
		TOTAL	762,256
		Tobacco – 3.4%
9,560		Lorillard, Inc.	749,217
3

Shares			Value
37,369		Philip Morris International, Inc.	1,834,071
		TOTAL	2,583,288
		Toys & Games – 0.1%
2,734		Hasbro, Inc.	104,876
		Trucking – 0.3%
4,711		Landstar System, Inc.	208,320
		Undesignated Consumer Cyclicals – 2.7%
10,435		DeVRY, Inc.	651,040
7,472		Herbalife Ltd.	360,524
10,350	[1]	ITT Educational Services, Inc.	1,046,695
		TOTAL	2,058,259
		TOTAL COMMON STOCKS (IDENTIFIED COST $63,612,130)	74,799,946
		MUTUAL FUND – 1.3%
1,010,067	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.18%	1,010,067
		TOTAL INVESTMENTS — 99.7% (IDENTIFIED COST $64,622,197)[4]	75,810,013
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[5]	217,142
		TOTAL NET ASSETS — 100%	$76,027,155
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At April 30, 2010, the cost of investments for federal tax purposes was $64,622,197. The net unrealized appreciation of investments for federal tax purposes was $11,187,816. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,560,627 and net unrealized depreciation from investments for those securities having an excess of cost over value of $372,811.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

4

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

5

Federated MDT Mid Cap Growth Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Shares			Value
		MUTUAL FUND – 102.2%
4,673,985	[1,2]	Prime Value Obligations Fund, Institutional Shares, 0.18%	4,673,985
		TOTAL INVESTMENTS — 102.2% (AT NET ASSET VALUE) [3]	4,673,985
		OTHER ASSETS AND LIABILITIES - NET — (2.2)%[4]	(101,589)
		TOTAL NET ASSETS — 100%	$4,572,396
1	Affiliated company.
2	7-Day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
1

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

2

Federated MDT Small Cap Core Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.6%
		Airline — National – 1.3%
8,332		Aircastle Ltd.	100,067
1,481	[1]	Atlas Air Worldwide Holdings, Inc.	81,855
		TOTAL	181,922
		Airline — Regional – 1.2%
3,933	[1]	Alaska Air Group, Inc.	162,865
409		SkyWest, Inc.	6,127
		TOTAL	168,992
		Apparel – 2.6%
5,125	[1]	Carter's, Inc.	165,127
636	[1]	G-III Apparel Group Ltd.	18,190
6,271		Jones Apparel Group, Inc.	136,457
450	[1]	Maidenform Brands, Inc.	10,269
994	[1]	Zumiez Inc.	18,449
		TOTAL	348,492
		Auto Original Equipment Manufacturers – 1.2%
2,635	[1]	American Axle & Manufacturing Holdings, Inc.	28,352
176		Sun Hydraulics Corp.	4,930
4,822	[1]	Tenneco Automotive, Inc.	124,263
		TOTAL	157,545
		Auto Rentals – 0.7%
621	[1]	AMERCO	38,781
1,208	[1]	Dollar Thrifty Automotive Group	53,140
		TOTAL	91,921
		Biotechnology – 0.7%
2,173	[1]	Exelixis, Inc.	12,560
777	[1]	Martek Biosciences Corp.	17,117
1,753	[1]	Nektar Therapeutics	24,472
3,155	[1]	ViroPharma, Inc.	40,132
		TOTAL	94,281
		Bituminous Coal – 1.0%
5,324	[1]	International Coal Group, Inc.	28,057
5,358	[1]	Patriot Coal Corp.	105,499
		TOTAL	133,556
		Book Publishing – 0.2%
1,198		Scholastic Corp.	32,358
		Building Materials – 0.4%
1,349		Universal Forest Products, Inc.	56,725
		Clothing Stores – 2.8%
4,404	[1]	AnnTaylor Stores Corp.	95,567
6,035	[1]	J. Crew Group, Inc.	280,446
		TOTAL	376,013
		Commodity Chemicals – 3.0%
2,097		Newmarket Corp.	230,670
6,369	[1]	Solutia, Inc.	112,094
2,346		Westlake Chemical Corp.	65,876
		TOTAL	408,640
1

Shares			Value
		Computer Networking – 0.1%
858	[1]	Super Micro Computer, Inc.	12,166
		Computer Peripherals – 0.4%
1,198	[1]	Aruba Networks, Inc.	15,047
3,752	[1]	Emulex Corp.	44,086
		TOTAL	59,133
		Computer Services – 2.1%
387	[1]	Manhattan Associates, Inc.	11,092
10,220	[1]	Synnex Corp.	280,232
		TOTAL	291,324
		Construction Machinery – 0.2%
365		NACCO Industries, Inc., Class A	31,733
		Cosmetics & Toiletries – 0.3%
1,962	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	45,361
		Crude Oil & Gas Production – 0.7%
2,537	[1]	Swift Energy Co.	91,789
		Dairy Products – 0.2%
714		Cal-Maine Foods, Inc.	23,833
		Defense Aerospace – 0.5%
2,657	[1]	AAR Corp.	64,778
		Department Stores – 1.5%
5,714		Dillards, Inc., Class A	160,449
4,517	[1]	Saks, Inc.	44,041
		TOTAL	204,490
		Discount Department Stores – 0.3%
2,517	[1]	99 Cents Only Stores	39,064
		Electric Utility – 7.2%
12,936		Avista Corp.	279,806
937		Black Hills Corp.	30,818
3,798		El Paso Electric Co.	80,708
5,506		Idacorp, Inc.	198,656
10,177		PNM Resources, Inc.	138,305
7,495		UniSource Energy Corp.	249,733
		TOTAL	978,026
		Electrical Equipment – 1.0%
893	[1]	Littelfuse, Inc.	37,711
1,958		Smith (A.O.) Corp.	101,092
		TOTAL	138,803
		Electronic Components – 0.2%
1,366	[1]	Volterra Semiconductor Corp.	32,729
		Electronic Instruments – 0.2%
410	[1]	Hittite Microwave Corp.	21,025
		Ethical Drugs – 2.4%
7,414	[1]	Valeant Pharmaceuticals International	333,630
		Financial Services – 1.4%
341	[1]	America's Car-Mart, Inc.	8,637
1,064		Banco Latinoamericano de Comercio Exterior SA, Class E	15,066
1,220		Deluxe Corp.	25,583
1,251	[1]	National Financial Partners Corp.	19,253
2,422		Nelnet, Inc., Class A	48,343
3,085	[1]	PHH Corp.	69,999
2

Shares			Value
351	[1]	Verifone Holdings, Inc.	6,680
		TOTAL	193,561
		Food Wholesaling – 0.6%
2,657	[1]	Core-Mark Holding Co., Inc.	81,092
		Furniture – 2.1%
1,264		Ethan Allen Interiors, Inc.	25,533
2,309	[1]	La-Z Boy Chair Co.	30,109
6,681	[1]	Tempur-Pedic International, Inc.	225,150
		TOTAL	280,792
		Gas Distributor – 0.9%
1,599		Laclede Group, Inc.	54,494
2,223		Southwest Gas Corp.	69,135
		TOTAL	123,629
		Generic Drugs – 0.6%
2,918	[1]	Impax Laboratories, Inc.	52,816
1,232	[1]	Par Pharmaceutical Cos., Inc.	33,436
		TOTAL	86,252
		Greeting Cards – 0.7%
3,832		American Greetings Corp., Class A	94,114
		Home Health Care – 3.9%
2,535	[1]	Amedisys, Inc.	145,966
3,609	[1]	Amerigroup Corp.	130,790
3,009	[1]	Gentiva Health Services, Inc.	86,298
921	[1]	LHC Group, Inc.	31,406
5,061	[1]	Odyssey Healthcare, Inc.	105,421
1,010	[1]	Wellcare Health Plans, Inc.	28,916
		TOTAL	528,797
		Home Products – 2.5%
340		Blyth Industries, Inc.	19,598
6,290		Tupperware Brands Corp.	321,230
		TOTAL	340,828
		Industrial Machinery – 0.1%
424		Tennant Co.	14,624
		International Bank – 0.6%
2,142	[1]	Signature Bank	86,494
		Internet Services – 0.9%
10,812		EarthLink Network, Inc.	97,524
1,018	[1]	Shutterfly, Inc.	23,954
		TOTAL	121,478
		Leasing – 0.2%
1,605	[1]	CAI International, Inc.	21,844
		Life Insurance – 1.3%
12,482		American Equity Investment Life Holding Co.	131,311
2,626	[1]	Universal American Financial Corp.	40,309
		TOTAL	171,620
		Long-Term Care Centers – 1.3%
10,178	[1]	Kindred Healthcare, Inc.	181,576
		Mail Order – 0.8%
3,268	[1]	HSN, Inc.	98,465
585	[1]	Systemax, Inc.	13,589
		TOTAL	112,054
3

Shares			Value
		Maritime – 0.8%
4,296		TAL International Group, Inc.	111,653
		Medical Technology – 0.3%
774	[1]	Integra Lifesciences Corp.	35,163
		Metal Fabrication – 0.5%
4,219		Worthington Industries, Inc.	67,377
		Miscellaneous Components – 3.4%
5,560	[1]	Amkor Technology, Inc.	41,922
7,277	[1]	Atheros Communications	282,639
803	[1]	Integrated Silicon Solution, Inc.	9,901
2,783	[1]	MKS Instruments, Inc.	63,118
1,545		Power Integrations, Inc.	59,452
1,039	[1]	Zoran Corp.	10,110
		TOTAL	467,142
		Miscellaneous Food Products – 1.2%
4,456	[1]	Fresh Del Monte Produce, Inc.	92,997
2,000		The Anderson's, Inc.	72,280
		TOTAL	165,277
		Miscellaneous Machinery – 1.2%
2,364		Nordson Corp.	169,782
		Miscellaneous Metals – 0.6%
5,142	[1]	Stillwater Mining Co.	86,900
		Money Center Bank – 0.7%
4,012		International Bancshares Corp.	96,970
		Multi-Line Insurance – 2.3%
624		EMC Insurance Group, Inc.	15,138
2,641		FBL Financial Group, Inc., Class A	68,243
2,593	[1]	FPIC Insurance Group, Inc.	70,581
1,276		Harleysville Group, Inc.	40,858
960		Infinity Property & Casualty	44,285
2,006		Safety Insurance Group, Inc.	74,804
		TOTAL	313,909
		Mutual Fund Adviser – 0.2%
2,234		Calamos Asset Management, Inc.	27,813
		Newspaper Publishing – 0.1%
1,443	[1]	Belo (A.H.) Corp., Series A	12,511
		Offshore Driller – 2.6%
9,324	[1]	Bristow Group, Inc.	360,932
		Oil Gas & Consumable Fuels – 0.0%
122		Adams Resources & Energy, Inc.	2,307
		Oil Service, Explore & Drill – 0.7%
3,389	[1]	Complete Production Services, Inc.	51,140
4,129	[1]	Key Energy Services, Inc.	44,841
		TOTAL	95,981
		Other Communications Equipment – 0.8%
1,761	[1]	Netgear, Inc.	47,652
3,845	[1]	Skyworks Solutions, Inc.	64,750
		TOTAL	112,402
		Other Tobacco Products – 1.1%
92		Schweitzer-Mauduit International, Inc.	5,237
4

Shares			Value
2,867		Universal Corp.	148,453
		TOTAL	153,690
		Packaged Foods – 0.0%
39		Lancaster Colony Corp.	2,144
		Paper Products – 0.4%
3,392	[1]	Buckeye Technologies, Inc.	47,895
		Personal Loans – 0.7%
698	[1]	Ezcorp, Inc., Class A	14,456
2,104	[1]	World Acceptance Corp.	74,229
		TOTAL	88,685
		Personnel Agency – 0.3%
2,586	[1]	Korn/Ferry International	41,919
		Photo-Optical Component-Equipment – 0.4%
596		Cognex Corp.	12,462
1,171	[1]	Coherent, Inc.	43,995
		TOTAL	56,457
		Photography – 0.3%
6,398	[1]	Eastman Kodak Co.	39,156
		Plastic – 0.6%
2,547	[1]	Polyone Corp.	28,807
1,450		Schulman (A.), Inc.	37,714
609		Tredegar Industries, Inc.	10,390
		TOTAL	76,911
		Poultry Products – 0.2%
447		Sanderson Farms, Inc.	25,331
		Printed Circuit Boards – 1.1%
2,361	[1]	Benchmark Electronics, Inc.	51,092
5,326	[1]	Sanmina-SCI Corp.	94,963
		TOTAL	146,055
		Printing – 0.4%
556	[1]	Consolidated Graphics, Inc.	23,302
770	[1]	Valassis Communications, Inc.	25,171
		TOTAL	48,473
		Property Liability Insurance – 5.3%
600		American Physicians Capital, Inc.	20,064
1,537		American Physicians Service Group, Inc.	35,935
1,996	[1]	American Safety Insurance Holdings, Ltd.	32,295
3,648	[1]	CNA Surety Corp.	61,177
771		First Mercury Financial Corp.	10,108
2,660		Horace Mann Educators Corp.	45,779
2,011		Max Capital Group Ltd.	44,845
8,819		Meadowbrook Insurance Group, Inc.	69,670
1,829		National Interstate Corp.	38,208
2,856		OneBeacon Insurance Group Ltd.	46,325
1,494	[1]	PMA Capital Corp.	10,264
206		Platinum Underwriters Holdings Ltd.	7,665
3,098	[1]	ProAssurance Corp.	188,823
6,427		Selective Insurance Group, Inc.	107,395
		TOTAL	718,553
		Recreational Vehicles – 0.2%
471		Polaris Industries, Inc., Class A	27,869
5

Shares			Value
159		Thor Industries, Inc.	5,678
		TOTAL	33,547
		Regional Banks – 1.8%
105		Alliance Financial Corp.	3,147
961		CVB Financial Corp.	10,581
948		Columbia Banking Systems, Inc.	21,311
3,412		First Financial Bancorp	65,203
367		Lakeland Bancorp, Inc.	3,853
131		Merchants Bancshares, Inc.	3,051
436		Northrim BanCorp Inc.	7,525
2,790	[1]	SVB Financial Group	137,352
		TOTAL	252,023
		Restaurant – 2.2%
84	[1]	Biglari Holdings, Inc.	32,865
1,149		Bob Evans Farms, Inc.	35,538
2,305	[1]	Cheesecake Factory, Inc.	62,627
1,152	[1]	DineEquity, Inc.	47,382
2,353	[1]	Domino's Pizza, Inc.	36,260
7,122	[1]	Ruby Tuesday, Inc.	79,695
		TOTAL	294,367
		Rubber – 0.7%
4,442		Cooper Tire & Rubber Co.	94,259
		Savings & Loan – 0.7%
241		Brookline Bancorp, Inc.	2,649
4,666		Flushing Financial Corp.	63,504
954		OceanFirst Financial Corp.	12,268
769	[1]	Ocwen Financial Corp.	8,882
685		Webster Financial Corp., Waterbury	14,193
		TOTAL	101,496
		Securities Brokerage – 0.1%
1,799		SWS Group, Inc.	19,915
		Semiconductor Manufacturing – 3.8%
1,051	[1]	ATMI, Inc.	19,055
1,523	[1]	Cabot Microelectronics Corp.	58,422
1,879	[1]	Cavium Networks, Inc.	51,879
1,426	[1]	Cirrus Logic, Inc.	18,124
283	[1]	Diodes, Inc.	6,076
955		Micrel, Inc.	11,145
2,216	[1]	NetLogic Microsystems, Inc.	69,073
2,885	[1]	Omnivision Technologies, Inc.	50,661
2,629	[1]	Plexus Corp.	97,404
6,315	[1]	RF Micro Devices, Inc.	35,490
340		Richardson Electronics Ltd.	3,907
2,786	[1]	Semtech Corp.	50,566
396	[1]	Standard Microsystems Corp.	10,169
4,201	[1]	Triquint Semiconductor, Inc.	31,676
		TOTAL	513,647
		Semiconductor Manufacturing Equipment – 1.7%
1,655	[1]	Advanced Energy Industries, Inc.	24,362
1,020	[1]	Brooks Automation, Inc.	9,914
1,984	[1]	Photronics, Inc.	10,813
6

Shares			Value
4,390	[1]	Veeco Instruments, Inc.	193,116
		TOTAL	238,205
		Shoes – 2.3%
1,155		Brown Shoe Co., Inc.	21,714
3,812	[1]	Crocs, Inc.	36,824
1,077	[1]	DSW, Inc., Class A	32,525
584	[1]	Deckers Outdoor Corp.	82,099
3,630	[1]	Skechers USA, Inc., Class A	139,211
		TOTAL	312,373
		Silver Production – 0.1%
1,126	[1]	Hecla Mining Co.	6,722
		Software Packaged/Custom – 0.5%
843	[1]	MicroStrategy, Inc., Class A	64,574
		Specialty Chemicals – 0.8%
794		Minerals Technologies, Inc.	45,814
1,806	[1]	OM Group, Inc.	68,176
		TOTAL	113,990
		Specialty Retailing – 3.9%
3,686	[1]	Cabela's, Inc., Class A	66,938
1,338	[1]	Dorman Products, Inc.	33,918
3,017		Finish Line, Inc., Class A	48,604
2,955	[1]	Jo-Ann Stores, Inc.	130,375
710	[1]	Kirkland's, Inc.	15,812
1,876	[1]	Lithia Motors, Inc., Class A	14,970
471		Pep Boys-Manny Moe & Jack	5,902
3,566	[1]	Pier 1 Imports, Inc.	29,526
5,106		Sothebys Holdings, Inc., Class A	170,540
763		Stage Stores, Inc.	11,636
		TOTAL	528,221
		Telecommunication Equipment & Services – 0.1%
1,782	[1]	ADC Telecommunications, Inc.	14,274
		Trucking – 0.1%
270		Forward Air Corp.	7,565
		Undesignated Consumer Cyclicals – 2.4%
2,498	[1]	Bridgepoint Education, Inc.	64,224
1,734	[1]	Grand Canyon Education, Inc.	41,928
4,569		Nu Skin Enterprises, Inc., Class A	137,344
2,916	[1]	Parexel International Corp.	68,759
630	[1]	Rent-A-Center, Inc.	16,267
		TOTAL	328,522
		Undesignated Health – 0.1%
767	[1]	HealthSouth Corp.	15,693
		Undesignated Technology – 0.1%
999	[1]	RightNow Technologies, Inc.	16,384
		Wireless Communications – 0.5%
2,346	[1]	InterDigital, Inc.	64,914
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,941,735)	13,449,163
7

Shares			Value
		MUTUAL FUND – 1.7%
230,710	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	230,710
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $11,172,445)[4]	13,679,873
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[5]	(42,964)
		TOTAL NET ASSETS — 100%	$13,636,909
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At April 30, 2010, the cost of investments for federal tax purposes was $11,172,445. The net unrealized appreciation of investments for federal tax purposes was $2,507,428. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,589,826 and net unrealized depreciation from investments for those securities having an excess of cost over value of $82,398.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
8

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

9

Federated MDT Small Cap Growth Fund

Portfolio of Investments

April 30, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.3%
		Air Freight & Logistics – 0.2%
3,016	[1]	Hub Group, Inc.	96,542
		Apparel – 2.3%
35,599	[1]	Carter's, Inc.	1,147,000
8,716	[1]	Maidenform Brands, Inc.	198,899
		TOTAL	1,345,899
		Beer – 0.6%
6,466	[1]	The Boston Beer Co., Inc., Class A	368,627
		Biotechnology – 1.3%
20,065	[1]	Affymetrix, Inc.	139,251
3,819	[1]	Alnylam Pharmaceuticals, Inc.	64,770
18,886	[1]	Exelixis, Inc.	109,161
7,356	[1]	Medicines Co.	53,993
11,951	[1]	Nektar Therapeutics	166,836
937		PDL BioPharma, Inc.	5,454
10,949	[1]	Questcor Pharmaceuticals, Inc.	106,643
5,205	[1]	Regeneron Pharmaceuticals, Inc.	132,884
		TOTAL	778,992
		Broadcasting – 0.3%
4,363	[1]	Loral Space & Communications Ltd.	187,871
		Building Materials – 0.4%
3,339		Aaon, Inc.	80,603
1,529	[1]	Drew Industries, Inc.	39,219
4,949		Quanex Building Products Corp.	94,031
		TOTAL	213,853
		Building Products – 0.2%
3,827		Simpson Manufacturing Co., Inc.	130,080
		Business Services – 0.4%
5,322	[1]	OpenTable, Inc.	206,813
		Clothing Stores – 6.7%
7,182		Cato Corp., Class A	170,572
53,372		Chicos Fas, Inc.	794,709
27,382	[1]	Fossil, Inc.	1,065,160
25,289	[1]	J. Crew Group, Inc.	1,175,180
12,410	[1]	Jos A. Bank Clothiers, Inc.	755,273
		TOTAL	3,960,894
		Commercial Services – 0.1%
8,597	[1]	Darling International, Inc.	81,586
		Commodity Chemicals – 1.7%
9,401		Newmarket Corp.	1,034,110
		Computer Peripherals – 1.2%
17,822	[1]	Aruba Networks, Inc.	223,844
41,726	[1]	Emulex Corp.	490,281
		TOTAL	714,125
		Computer Services – 1.4%
5,222	[1]	CACI International, Inc., Class A	247,679
5,737	[1]	Manhattan Associates, Inc.	164,422
1

Shares			Value
8,740	[1]	Riverbed Technology, Inc.	270,853
4,325		Syntel, Inc.	156,219
		TOTAL	839,173
		Contracting – 0.0%
592		VSE Corporation	23,792
		Cosmetics & Toiletries – 1.1%
4,393	[1]	Revlon, Inc.	76,965
25,830	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	597,190
		TOTAL	674,155
		Crude Oil & Gas Production – 0.4%
3,219	[1]	Carrizo Oil & Gas, Inc.	70,625
13,032	[1]	Gulfport Energy Corp.	162,900
		TOTAL	233,525
		Dairy Products – 0.5%
9,673		Cal-Maine Foods, Inc.	322,885
		Discount Department Stores – 1.5%
53,398	[1]	99 Cents Only Stores	828,737
2,719		Pricesmart, Inc.	67,649
		TOTAL	896,386
		Electronic Components – 0.5%
13,108	[1]	Volterra Semiconductor Corp.	314,068
		Electronic Instruments – 0.7%
3,661	[1]	Faro Technologies, Inc.	92,294
6,009	[1]	Hittite Microwave Corp.	308,141
		TOTAL	400,435
		Entertainment – 0.0%
1,351	[1]	Orbitz Worldwide, Inc.	8,903
		Financial Services – 2.3%
6,576	[1]	America's Car-Mart, Inc.	166,570
6,402	[1]	Cardtronics, Inc.	89,244
24,244		Deluxe Corp.	508,396
30,023	[1]	Verifone Holdings, Inc.	571,338
		TOTAL	1,335,548
		Food Wholesaling – 0.0%
525		Calavo Growers, Inc.	9,103
		Furniture – 1.4%
24,217	[1]	Tempur-Pedic International, Inc.	816,113
		Generic Drugs – 0.3%
9,184	[1]	Impax Laboratories, Inc.	166,230
		Grocery Chain – 0.1%
1,654		Casey's General Stores, Inc.	63,894
		Home Health Care – 5.3%
12,627	[1]	Amedisys, Inc.	727,063
28,325	[1]	Amerigroup Corp.	1,026,498
39,072	[1]	Gentiva Health Services, Inc.	1,120,585
7,001	[1]	LHC Group, Inc.	238,734
		TOTAL	3,112,880
		Home Products – 1.9%
21,333		Tupperware Brands Corp.	1,089,476
2

Shares			Value
1,127		WD 40 Co.	39,704
		TOTAL	1,129,180
		Industrial Machinery – 0.0%
1,244	[1]	Chart Industries, Inc.	28,600
		Insurance Brokerage – 0.0%
635		Life Partners Holdings, Inc.	14,668
		Mail Order – 0.7%
14,685	[1]	HSN, Inc.	442,459
		Media – 0.1%
4,347	[1]	Dolan Media Co.	51,686
		Medical Supplies – 7.0%
49,030	[1]	American Medical Systems Holdings, Inc.	878,618
9,461	[1]	Emergency Medical Services Corp., Class A	500,298
13,515		Invacare Corp.	357,201
2,424	[1]	Orthofix International NV	82,876
591	[1]	Quidel Corp.	8,711
28,414	[1]	Sirona Dental Systems, Inc.	1,184,580
33,153		Steris Corp.	1,103,332
		TOTAL	4,115,616
		Medical Technology – 0.6%
2,535	[1]	Cyberonics, Inc.	49,509
6,793	[1]	Integra Lifesciences Corp.	308,606
		TOTAL	358,115
		Metal Fabrication – 1.1%
41,484		Worthington Industries, Inc.	662,499
		Miscellaneous Components – 2.6%
62,863	[1]	Amkor Technology, Inc.	473,987
9,255	[1]	Applied Micro Circuits Corp.	104,397
23,559		Power Integrations, Inc.	906,550
3,241	[1]	Zoran Corp.	31,535
		TOTAL	1,516,469
		Miscellaneous Food Products – 0.4%
5,893		Diamond Foods, Inc.	251,690
		Miscellaneous Machinery – 1.8%
3,366		Graham Corp.	60,083
13,585		Nordson Corp.	975,675
		TOTAL	1,035,758
		Multi-Industry Capital Goods – 1.3%
16,415		Acuity Brands, Inc.	742,122
		Multi-Line Insurance – 0.3%
7,299		FBL Financial Group, Inc., Class A	188,606
		Mutual Fund Adviser – 0.2%
4,102		Cohen & Steers, Inc.	111,041
500		GAMCO Investors, Inc., Class A	23,005
		TOTAL	134,046
		Office Furniture – 0.4%
6,413		HNI Corp.	199,060
1,278		Knoll, Inc.	17,866
		TOTAL	216,926
3

Shares			Value
		Oil Well Supply – 2.2%
4,074		Carbo Ceramics, Inc.	298,420
8,261		Lufkin Industries, Inc.	703,259
21,154		RPC, Inc.	288,752
		TOTAL	1,290,431
		Packaged Foods – 1.3%
14,026		Lancaster Colony Corp.	771,009
		Paper Products – 0.2%
2,566		Rock-Tenn Co.	132,406
		Personal Loans – 0.6%
4,192	[1]	First Cash Financial Services, Inc.	92,475
7,146	[1]	World Acceptance Corp.	252,111
		TOTAL	344,586
		Personnel Agency – 0.5%
5,068		Maximus, Inc.	313,760
		Poultry Products – 0.8%
8,500		Sanderson Farms, Inc.	481,695
		Printed Circuit Boards – 0.4%
7,309		Park Electrochemical Corp.	220,805
		Printing – 1.3%
22,904	[1]	Valassis Communications, Inc.	748,732
		Professional Services – 0.0%
283		Corporate Executive Board Co.	7,771
		Psychiatric Centers – 0.5%
8,377	[1]	Psychiatric Solutions, Inc.	269,488
		Recreational Vehicles – 1.1%
10,486		Polaris Industries, Inc., Class A	620,457
		Restaurant – 3.2%
3,971	[1]	Carrols Restaurant Group, Inc.	29,743
37,184	[1]	Cheesecake Factory, Inc.	1,010,289
1,283	[1]	Chipotle Mexican Grill, Inc.	173,089
4,597		Cracker Barrel Old Country Store, Inc.	226,954
11,505	[1]	DineEquity, Inc.	473,201
		TOTAL	1,913,276
		Roofing & Wallboard – 0.2%
4,569	[1]	Beacon Roofing Supply, Inc.	101,432
		Semiconductor Manufacturing – 2.8%
12,490	[1]	Cavium Networks, Inc.	344,849
23,398	[1]	Cirrus Logic, Inc.	297,389
25,428		Micrel, Inc.	296,745
18,766	[1]	NetLogic Microsystems, Inc.	584,936
4,418	[1]	Rubicon Technology, Inc.	119,904
		TOTAL	1,643,823
		Semiconductor Manufacturing Equipment – 2.2%
18,172	[1]	Advanced Energy Industries, Inc.	267,492
23,102	[1]	Veeco Instruments, Inc.	1,016,257
		TOTAL	1,283,749
		Services to Medical Professionals – 0.0%
1,068	[1]	Virtual Radiologic Corp.	13,350
		Shoes – 5.3%
14,021	[1]	Collective Brands, Inc.	328,792
4

Shares			Value
7,863	[1]	Deckers Outdoor Corp.	1,105,381
21,572	[1]	Steven Madden Ltd.	1,250,313
22,105	[1]	Timberland Co., Class A	475,258
		TOTAL	3,159,744
		Software Packaged/Custom – 8.2%
3,999	[1]	ACI Worldwide, Inc.	75,141
6,147	[1]	Actuate Software Corp.	34,792
17,911	[1]	Acxiom Corp.	341,742
11,949	[1]	Ariba, Inc.	170,512
16,571	[1]	Blue Coat Systems, Inc.	539,055
3,157	[1]	Bottomline Technologies, Inc.	54,932
36,289	[1]	CSG Systems International, Inc.	824,486
16,016	[1]	Interactive Intelligence, Inc.	316,636
8,669	[1]	Lawson Software, Inc.	67,272
6,504		Marketaxess Holdings, Inc.	102,243
8,429	[1]	MicroStrategy, Inc., Class A	645,661
7,626	[1]	Parametric Technology Corp.	141,767
13,413	[1]	S1 Corp.	82,758
8,703	[1]	Solarwinds, Inc.	161,528
10,944		Solera Holdings, Inc.	425,393
74,910	[1]	Tibco Software, Inc.	853,974
		TOTAL	4,837,892
		Specialty Chemicals – 0.4%
4,506		Chemed Corp.	247,875
		Specialty Retailing – 4.7%
7,546		Big 5 Sporting Goods Corp.	127,905
14,553	[1]	Hibbett Sports, Inc.	400,207
11,042	[1]	Kirkland's, Inc.	245,905
31,849		Sothebys Holdings, Inc., Class A	1,063,757
14,181		Tractor Supply Co.	952,538
		TOTAL	2,790,312
		Technology Services – 0.2%
4,230	[1]	Stanley, Inc.	133,795
		Telecommunication Equipment & Services – 2.3%
7,699	[1]	Acme Packet, Inc.	201,252
1,538	[1]	Oplink Communications, Inc.	23,239
34,280		Plantronics, Inc.	1,138,096
		TOTAL	1,362,587
		Undesignated Consumer Cyclicals – 9.5%
2,433	[1]	APAC Customer Services, Inc.	13,990
14,407	[1]	Avis Budget Group, Inc.	217,834
25,434	[1]	Bridgepoint Education, Inc.	653,908
6,456	[1]	Capella Education Co.	585,043
16,462	[1]	Corinthian Colleges, Inc.	257,136
6,882	[1]	DG Fastchannel, Inc.	242,109
17,115	[1]	Grand Canyon Education, Inc.	413,841
2,877	[1]	Lincoln Educational Services	71,810
31,789		Nu Skin Enterprises, Inc., Class A	955,577
14,857	[1]	Parexel International Corp.	350,328
9,106		Rollins, Inc.	198,055
16,027	[1]	TeleTech Holdings, Inc.	265,247
5

Shares			Value
13,408	[1]	Universal Technical Institute, Inc.	321,256
30,825	[1]	Wright Express Corp.	1,047,125
		TOTAL	5,593,259
		Undesignated Consumer Staples – 0.3%
4,084	[1]	USANA, Inc.	148,045
		Wireless Communications – 0.8%
16,716	[1]	InterDigital, Inc.	462,532
		TOTAL COMMON STOCKS (IDENTIFIED COST $44,008,266)	58,117,733
		MUTUAL FUND – 1.7%
968,144	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	968,144
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $44,976,410)[4]	59,085,877
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[5]	22,007
		TOTAL NET ASSETS — 100%	$59,107,884
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At April 30, 2010, the cost of investments for federal tax purposes was $44,976,410. The net unrealized appreciation of investments for federal tax purposes was $14,109,467. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,343,069 and net unrealized depreciation from investments for those securities having an excess of cost over value of $233,602.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

6

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

7

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated MDT Series

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	June 22, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2010